Fair Value Measurements - Schedule of Derivative Liabilities for Shortfall of Shares (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Derivative liabilities for shortfall of shares beginning balance	$ 14,915,419
Change in fair value of derivative liability shortfall of shares		14,915,419
Conversion of shortfall shares liabilities	(14,915,419)
Derivative liabilities for shortfall of shares ending balance		$ 14,915,419